ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Annual Rates Of Depreciation Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2017
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	5.00%
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	14.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	15.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%